Premises, Equipment and Leases (Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 120,597	$ 118,490
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	41,809	36,376
Property, Plant and Equipment, Net	78,788	82,114
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,736	15,386
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	67,047	66,913
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,199	1,535
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,677	2,583
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 32,938	$ 32,073